Annual Operating Expenses - FidelitySAIUSQualityIndexFund-PRO - FidelitySAIUSQualityIndexFund-PRO - Fidelity SAI U.S. Quality Index Fund - Fidelity SAI U.S. Quality Index Fund	Sep. 29, 2022
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.10%